Other disclosures - Risk Management and Principal Risks - Measurement uncertainty - ECL under 100% weighted scenarios for modelled portfolios, narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) economic_scenario	Dec. 31, 2021 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	100.00%
Total financial assets	£ 1,187,698	£ 1,049,896
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios | economic_scenario	5
ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (4,352)	£ (3,998)
ECL | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	1.50%
ECL | Home loans | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (342)
Increase (decrease) in coverage rates	1.20%
ECL | Home loans | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (346)
ECL | Credit cards, unsecured loans and other retail lending | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(2,506)
ECL | Credit cards, unsecured loans and other retail lending | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(2,504)
ECL | Credit cards, unsecured loans and other retail lending | Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(2,771)
ECL | Wholesale loans | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (755)
Increase (decrease) in coverage rates	7.00%
ECL | Wholesale loans | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (808)